Business Segments (Details Narrative)	12 Months Ended
Sep. 30, 2016 a Segments
Reportable business segments | Segments	3
Brooksville Quarry, LLC
Mining royalty lands acres	4,280
Mining royalty lands
Mining royalty lands acres	15,000